Earnings per Share - Schedule of Reconciliations of Net Loss Used in Calculating Net Loss Per Share (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Basic net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating basic net loss per share	$ (27,864,014)	$ (46,248,261)	$ (51,860,307)	$ (13,446,593)
Diluted net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating diluted net loss per share	$ (27,864,014)	$ (46,248,261)	$ (51,860,307)	$ (13,446,593)